Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	72,008,144	71,008,144	69,931,056
Common stock, shares outstanding	72,008,144	71,008,144	69,931,056